Acquisition of Lantern Rigs - Pro Forma Revenues and Income (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Information for the Company as if the acquisition had occurred at the beginning of the year
Revenues				$ 381,868,708
Net loss				(9,438,437)
Lantern Rigs
Business Acquisition [Line Items]
Revenues		$ 16,069,976	$ 24,262,672	34,698,597
Net income (loss)		$ (7,409,865)	$ 609,069	$ 6,873,499
Information for the Company as if the acquisition had occurred at the beginning of the year
Revenues	$ 262,461,809
Net loss	$ (966,952)